Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim consolidated statement of cash flows:

	June 30, 2023	December 31, 2022
Cash and cash equivalents	6,582	54,732
Restricted cash, non-current	700	15,200
Cash and Cash equivalents and restricted cash	7,282	69,932

Restricted cash as June 30, 2023 includes $350 of minimum liquidity requirements as per the March 2023 Neptune Sale and Leaseback and $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback. Restricted cash as of December 31, 2022 includes $15,200 that served as cash collateral under the August 2022 EnTrust Facility and in relation to the August 2022 EnTrust Facility related to Minoansea. Such amount was restricted and was used to finance part of the acquisition cost of the Goodship and Tradership upon their delivery to the Company in February 2023 (Notes 5 & 7).